Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves and Other Equity Interests [Abstract]
Dividends Declared
The following dividends were declared by the Company during the year ended December 31, 2025:

Record date	Payment date	Cash dividend per share	Total dividend amount (in thousands $)
November 17, 2025 - Regular dividend Q3 2025	December 2, 2025	$0.40	10,315
August 18, 2025 - Regular dividend Q2 2025	September 2, 2025	$0.30	7,740
May 20, 2025 - Regular dividend Q1 2025	June 4, 2025	$0.30	7,740
March 10, 2025 - Regular dividend Q4 2024	March 25, 2025	$0.30	7,744
Dividends declared in 2025 (1)			33,539
(1) Subsequent to year-end, on February 18, 2026, a regular dividend of $0.40 per common share was declared for the quarter ended December 31, 2025. This dividend is payable on March 17, 2026 to shareholders of record at the close of business on March 2, 2026.